Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Apr. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheet

CONDENSED BALANCE SHEET

	April 30, 2026	October 31, 2025
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	289	291
Other receivable	4,961	5,004
Total current assets	5,250	5,295
Investment in unconsolidated subsidiaries	13,599,059	12,481,495
Total assets	13,604,309	12,486,790
LIABILITIES
Current liabilities
Other payables	178,476	180,000
Due to related parties	52,239	23,003
Contract liability	198,528	-
Total current liabilities	429,243	203,003
Total liabilities	429,243	203,003
Total shareholders’ equity	13,175,066	12,283,787
Total liabilities and shareholders’ equity	13,604,309	12,486,790

Schedule of Condensed Statement of Income and Comprehensive Income

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	For The Six Months Ended April 30,
	2026	2025
	US$	US$
Revenues	—	—
Operating expenses
General and administrative	—	—
Loss from operations	—	—
Equity method income	610,432	165,925
Interest expense	—	—
Income before income taxes	610,432	165,925
Income tax expense	—	—
Net income	610,432	165,925
Other comprehensive income/(loss)
Foreign currency translation difference	280,847	(108,280)
Total comprehensive income	891,279	57,645

Schedule of Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	For The Six Months Ended April 30,
	2026	2025
	US$	US$
Cash Flows from Operating Activities:
Net income	610,432	165,925
Foreign exchange (gain) loss	(1,479)
Equity method income	(836,717)	(165,925)
Advances from customers	198,528	-
Due to related parties	29,236	-
Net cash used in operating activities	-	-
Investments in subsidiary	-	-
Net cash provided by investing activities	-	-
Proceeds from issuance of common stock	-	-
Net cash provided by financing activities	-	-
Net decrease in cash and cash equivalents	-	-
Cash and cash equivalents, beginning of year	291	-
Effect of exchange rate changes on cash and cash equivalents	(2)	-
Cash and cash equivalents, end of year	289	-